UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549



FORM N-PX



ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number 811-22089



Name of Fund: Dow Jones Euro STOXX 50 Premium & Dividend Income Fund Inc.



Fund Address: P.O. Box 9011, Princeton, NJ 08543-9011



Name and address of agent for service: Mitchell M. Cox, Chief Executive

Officer, Dow Jones Euro STOXX 50 Premium & Dividend Income Fund Inc., 4 World

Financial Center, 6(th) Floor, New York, New York 10080.



Registrant's telephone number, including area code: (877) 449-4742 Date of fiscal year end: 12/31 Date of reporting period: 07/01/2007 -- 06/30/2008



Item 1 -- Proxy Voting Record -- There were no matters relating to a portfolio security considered at any shareholder meeting held during the period ended

June 30, 2008 with respect to which the registrant was entitled to vote.



Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



Dow Jones Euro STOXX 50 Premium & Dividend Income Fund Inc.



By: /s/ Mitchell M. Cox

Mitchell M. Cox

Chief Executive Officer of

Dow Jones Euro STOXX 50 Premium & Dividend Income Fund Inc.



Date: August 25, 2008